Share-based Compensation - Summary of Company's stock options activities (Details) ¥ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares
Share-based Compensation
Number of Options - Beginning balance		72,149		61,514		50,560
Number of Options - Granted				15,593		24,924
Number of Options - Exercised		(8,729)		(4,632)		(7,894)
Number of Options - Forfeited		(4,497)		(326)		(6,076)
Number of Options - Ending balance		58,923		72,149		61,514	50,560
Number of Options - Exercisable	45,361	45,361	37,674	37,674	17,103	17,103
Weighted average exercise price, Beginning balance | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001
Weighted average exercise price, Granted | $ / shares			0.0001		0.0001
Weighted average exercise price, Exercised | $ / shares			0.0001		0.0001
Weighted average exercise price, Forfeited | $ / shares			0.0001		0.0001
Weighted average exercise price, Ending balance | $ / shares	0.0001		0.0001		0.0001
Options, Exercisable, Weighted Average Exercise Price | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001
Options, Outstanding, Weighted Average Remaining Contractual Term		1 year 7 months 17 days		2 years 1 month 28 days		2 years 11 months 23 days	2 years 6 months 21 days
Aggregated intrinsic value, Beginning balance | ¥		¥ 6,950		¥ 13,452		¥ 29,786
Aggregated intrinsic value, Ending balance | ¥		5,676		6,950		13,452	¥ 29,786
Aggregated intrinsic value, Option exercisable | ¥		¥ 4,369		¥ 3,629		¥ 3,740
Employees
Share-based Compensation
Number of Options - Beginning balance		71,286		60,651		49,697
Number of Options - Granted				15,593		24,924
Number of Options - Exercised		(8,729)		(4,632)		(7,894)
Number of Options - Forfeited		(4,497)		(326)		(6,076)
Number of Options - Ending balance		58,060		71,286		60,651	49,697
Number of Options - Exercisable	44,498	44,498	36,811	36,811	16,421	16,421
Consultants
Share-based Compensation
Number of Options - Beginning balance		863		863		863
Number of Options - Ending balance		863		863		863	863
Number of Options - Exercisable	863	863	863	863	682	682